Filed pursuant to Rule 497
File No. 333-200595

Maximum Offering of 69,000,000 Shares of Common Stock

Sierra Income Corporation

Common Stock

Supplement No. 6 dated January 19, 2016

to

Prospectus dated October 9, 2015

This Supplement No. 6 contains information which amends, supplements, or modifies certain information contained in the Prospectus of Sierra Income Corporation (the “Company”) dated October 9, 2015 (the “Prospectus”), Supplement No. 1 to the Prospectus dated October 9, 2015, Supplement No. 2 to the Prospectus dated October 13, 2015, Supplement No. 3 to the Prospectus dated November 13, 2015, Supplement No. 4 to the Prospectus dated December 11, 2015 and Supplement No. 5 to the Prospectus dated December 17, 2015.

You should carefully consider the “Risk Factors” beginning on page 33 of the Prospectus before you decide to invest.

Status of Our Public Offering and Investment Activity

Since commencing operations, we have raised a total of approximately $796 million, which includes the issuance of 1,108,033.24 shares of our common stock to SIC Advisors LLC in exchange for gross proceeds of $10 million immediately following the effectiveness of our registration statement. As of January 11, 2016, we have combined proceeds, as well as leverage through our revolving credit facilities with ING Capital and JP Morgan Chase, which we have used to invest $952 million in principal across 86 transactions, the details of which are listed below.

For the quarter ended September 30, 2015, we invested $92.5 million of principal in directly originated transactions across 7 portfolio companies and $2 million of principal in syndicated transactions in 1 portfolio company. As of January 11, 2016, the investment portfolio was comprised of $823.6 million of principal in directly originated transactions across 63 portfolio companies and $128.5 million of principal in syndicated transactions across 23 portfolio companies.

As of January 11, 2016, the weighted-average yield based upon original cost on our portfolio investments was approximately 9.6%, and approximately 96.0% of our portfolio investments were senior secured. As of January 11, 2016, 87.0% of our income-bearing investment portfolio bore interest based on floating rates, such as LIBOR or the Alternate Base Rate (“ABR”), and 13.0% bore interest at fixed rates. The weighted-average yield on income producing investments is computed based upon a combination of the cash flows to date and the contractual interest payments, principal amortization and fee notes due at maturity, without giving effect to closing fees received, base management fees, incentive fees or general fund-related expenses. Each floating-rate loan uses LIBOR or ABR as its floating-rate index. For each floating-rate loan, the projected fixed-rate equivalent coupon rate used to forecast the interest cash flows was calculated by adding the interest-rate spread specified in the relevant loan document to the fixed-rate equivalent LIBOR or ABR rate, with the duration of such fixed-rate return matched to the specific loan, adjusted by the LIBOR or ABR floor and/or cap in place on that loan.

The table below shows our investment portfolio as of January 11, 2016:

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date
AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Senior Secured First Lien Term loans	3/30/2019	LIBOR + 12.000%, 1.000% Floor	11.62	9/30/2014

AAR Intermediate Holdings, LLC	Energy: Oil & Gas	Warrants	—	—	—	9/30/2014

Access Media Holding LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term Loans	7/22/2020	5.000%, 5.000% PIK	6.68	10/22/2013

Access Media Holding LLC	Media: Broadcasting & Subscription	Preferred Equity	—	—	—	7/23/2015

Access Media Holding LLC	Media: Broadcasting & Subscription	Common Stock	—	—	—	7/23/2015

Advanced Diagnostic Holdings LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	12/11/2020	LIBOR + 8.750%, 0.875% Floor	15.55	12/11/2015

AESC Holding Corp., Inc.	Retail	Senior Secured Second Lien Term Loans	5/27/2019	LIBOR + 9.000%, 1.000% Floor	7.00	11/26/2013

Alpha Media LLC	Media: Broadcasting & Subscription	Senior Secured First Lien Term loans	4/30/2021	LIBOR + 6.500%, 1.000% Floor	10.82	6/18/2015

American Beacon Advisors, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	4/30/2023	LIBOR + 8.750%, 1.000% Floor	6.00	3/17/2015

Anaren, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	8/18/2021	LIBOR + 8.250%, 1.000% Floor	10.00	2/27/2014

Aperture Group LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term loans	8/29/2019	LIBOR + 6.250%, 1.000% Floor	2.43	9/5/2014

Associated Asphalt Partners, LLC	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	2/15/2018	8.500%	1.78	2/27/2013

Asurion Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	3/3/2021	LIBOR + 7.500%, 1.000% Floor	7.00	12/18/2014

Atrium Innovations, Inc.	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term Loans	8/13/2021	LIBOR + 6.750%, 1.000% Floor	5.00	1/29/2014

Aviation Technical Services, Inc.	Aerospace & Defense	Senior Secured Second Lien Term Loans	3/31/2022	LIBOR + 8.500%, 1.000% Floor	22.50	9/30/2015

Backcountry.com, LLC	Retail	Senior Secured First Lien Term loans	6/30/2020	LIBOR + 7.250%, 1.000% Floor	34.92	6/30/2015

Bennu Oil & Gas, LLC	Energy: Oil & Gas	Senior Secured Second Lien Term Loans	11/1/2018	LIBOR + 8.500%, 1.25% Floor, 2.5% PIK	5.57	10/31/2013

Birch Communications Inc.	Telecommunications	Senior Secured First Lien Term loans	7/18/2020	LIBOR + 6.750%, 1.000% Floor	14.53	8/5/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Black Angus Steakhouses LLC	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	4/24/2020	LIBOR + 9.000%, 1.000% Floor	21.04	4/24/2015

Brundage-Bone Concrete Pumping, Inc.	Construction & Building	Senior Secured First Lien Notes	9/1/2021	10.375%	7.50	8/18/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 9.500%, 1.000% Floor, 1% PIK	15.12	4/28/2014

Capstone Nutrition	Healthcare & Pharmaceuticals	Senior Secured First Lien Term Loans	4/1/2016	LIBOR + 9.500%, 1.000% Floor, 1% PIK	3.25	10/2/2015

Capstone Nutrition	Healthcare & Pharmaceuticals	Common Stock	—	—	—	4/28/2014

Charming Charlie Inc.	Retail	Senior Secured First Lien Term Loans	12/24/2019	LIBOR + 8.000%, 1.000% Floor	8.86	12/18/2013

Collective Brands Finance Inc.	Retail	Senior Secured Second Lien Term Loans	3/11/2022	LIBOR + 7.500%, 1.000% Floor	6.00	3/6/2014

Contmid Inc.	Automotive	Senior Secured Second Lien Term loans	10/25/2019	LIBOR + 9.000%, 1.000% Floor	27.91	7/24/2014

ConvergeOne Holdings Corp.	Telecommunications	Senior Secured Second Lien Term Loans	6/17/2021	LIBOR + 8.000%, 1.000% Floor	12.50	6/16/2014

Cornerstone Chemical Company	Chemicals, Plastics & Rubber	Senior Secured First Lien Notes	3/15/2018	9.375%	2.50	3/4/2013

CP OpCo, LLC	Services: Consumer	Senior Secured First Lien Term loans	9/30/2020	LIBOR + 6.750%, 1.000% Floor	3.00	9/30/2014

CRGT Inc.	High Tech Industries	Senior Secured First Lien Term loans	12/19/2020	LIBOR + 6.500%, 1.000% Floor	4.81	12/18/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Warrants	—	—	—	11/10/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	11/10/2019	LIBOR + 9.000%, 1.500% Floor	19.52	11/10/2014

DHISCO Electronic Distribution, Inc.	Hotel, Gaming & Leisure	Senior Secured First Lien Term loans	2/10/2018	LIBOR + 9.000%, 1.500% Floor PIK	4.03	11/10/2014

Drew Marine Partners, LP	Transportation: Cargo	Senior Secured Second Lien Term Loans	5/19/2021	LIBOR + 7.000%, 1.000% Floor	10.00	12/10/2013

Dynamic Energy Services International LLC	Energy: Oil & Gas	Senior Secured First Lien Term Loans	3/6/2018	LIBOR + 8.500%, 1.000% Floor	9.13	3/3/2014

EarthLink, Inc.	Telecommunications	Senior Secured First Lien Notes	6/1/2020	7.375%	2.45	7/17/2013

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Notes	12/31/2020	12.000%	5.63	12/28/2015

First Boston Construction Holdings, LLC	Banking, Finance, Insurance & Real Estate	Preferred Equity	—	—	—	12/28/2015

FKI Security Group LLC	Capital Equipment	Senior Secured First Lien Term Loans	3/30/2020	LIBOR + 8.500%, 1.000% Floor	14.72	3/30/2015

Frontier Communications Corp.	Telecommunications	Senior Secured First Lien Notes	9/15/2022	10.250%	2.00	9/11/2015

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Gastar Exploration USA, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	5/15/2018	8.625%	5.40	5/10/2013

Genex Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term Loans	5/30/2022	LIBOR + 7.750%, 1.000% Floor	9.50	5/22/2014

GK Holdings, Inc.	Services: Business	Senior Secured Second Lien Term Loans	1/20/2022	LIBOR + 9.500%, 1.000% Floor	10.00	1/30/2015

Green Field Energy Services, Inc.	Energy: Oil & Gas	Senior Secured Second Lien Notes	11/15/2016	13.000%	0.77	5/23/2012

GTCR Valor Companies, Inc.	High Tech Industries	Senior Secured First Lien Term Loans	5/30/2021	LIBOR + 5.000%, 1.000% Floor	2.91	5/22/2014

GTCR Valor Companies, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	11/30/2021	LIBOR + 8.500%, 1.000% Floor	4.00	5/22/2014

HBC Holdings, LLC	Consumer goods: Durable	Senior Secured First Lien Term loans	3/30/2020	LIBOR + 5.750%, 1.000% Floor	14.81	9/30/2014

Heligear Acquisition Co.	Aerospace & Defense	Senior Secured First Lien Notes	10/7/2019	10.250%	15.00	9/30/2014

Hill International, Inc.	Construction & Building	Senior Secured First Lien Term loans	9/26/2020	LIBOR + 6.750%, 1.000% Floor	16.79	9/30/2014

Holland Acquisition Corp.	Energy: Oil & Gas	Senior Secured First Lien Term Loans	5/29/2018	LIBOR + 9.000%, 1.000% Floor	4.55	9/26/2013

Ignite Restaurant Group, Inc.	Retail	Senior Secured First Lien Term loans	2/13/2019	LIBOR + 7.000%, 1.000% Floor	9.31	8/18/2014

IHS Intermediate, Inc.	Services: Business	Senior Secured Second Lien Term Loans	7/20/2022	LIBOR + 8.250%, 1.000% Floor	25.00	7/20/2015

Interface Security Systems, Inc.	Services: Consumer	Senior Secured First Lien Notes	1/15/2018	9.250%	3.42	1/15/2013

Invision Diversified, LLC	Services: Business	Senior Secured First Lien Term loans	6/30/2020	LIBOR + 9.000%, 1.000% Floor	24.88	6/30/2015

IPS Corporation	Wholesale	Senior Secured First Lien Term loans	2/5/2021	LIBOR + 6.250%, 1.000% Floor	9.88	3/5/2015

IronGate Energy Services, LLC	Energy: Oil & Gas	Senior Secured First Lien Notes	7/1/2018	11.000%	3.00	6/26/2013

Isola USA Corp.	High Tech Industries	Senior Secured First Lien Term Loans	11/29/2018	LIBOR + 8.250%, 1.000% Floor	5.72	1/24/2014

JAC Holding Corp.	Automotive	Senior Secured First Lien Notes	10/1/2019	11.500%	12.00	9/26/2014

Jordan Reses Supply Company, LLC	Healthcare & Pharmaceuticals	Senior Secured Second Lien Term loans	4/24/2020	LIBOR + 11.000%, 1.000% Floor	5.00	10/24/2014

Liquidnet Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	5/22/2019	LIBOR + 6.750%, 1.000% Floor	6.48	5/3/2013

Livingston International, Inc.	Transportation: Cargo	Senior Secured Second Lien Term Loans	4/18/2020	LIBOR + 7.750%, 1.250% Floor	2.66	4/16/2013

LTCG Holdings Corp.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	6/6/2020	LIBOR + 5.000%, 1.000% Floor	2.84	6/5/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Nathan’s Famous, Inc.	Beverage, Food & Tobacco	Senior Secured First Lien Notes	3/15/2020	10.000%	7.00	2/27/2015

Nation Safe Drivers Holdings, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	9/29/2020	LIBOR + 8.000%, 2.000% Floor	20.68	9/29/2014

New Media Holdings II LLC	Media: Advertising, Printing & Publishing	Senior Secured First Lien Term loans	6/4/2020	LIBOR + 6.250%, 1.000% Floor	18.23	9/15/2014

Newpage Corporation	Containers, Packaging & Glass	Senior Secured First Lien Term Loans	2/11/2021	LIBOR + 8.250%, 1.250% Floor	9.75	2/5/2014

Nomida LLC	Construction & Building	Senior Secured First Lien Term Loans	12/1/2020	10.000%	8.10	11/17/2015

Nomida LLC	Construction & Building	Equity	—		—	11/17/2015

Novetta Solutions LLC	High Tech Industries	Senior Secured Second Lien Term loans	4/24/2020	LIBOR + 8.500%, 1.000% Floor	11.00	10/1/2015

Omnitracs, Inc.	High Tech Industries	Senior Secured Second Lien Term Loans	5/25/2021	LIBOR + 7.750%, 1.000% Floor	7.00	10/29/2013

Oxford Mining Company, LLC	Metals & Mining	Senior Secured First Lien Term loans	12/31/2018	LIBOR + 8.500%, 0.750% Floor, 3.000% PIK	20.16	12/31/2014

Physiotherapy Corporation	Healthcare & Pharmaceuticals	Senior Secured First Lien Term loans	6/4/2021	LIBOR + 4.750%, 1.000% Floor	7.48	6/4/2015

Reddy Ice Group, Inc.	Beverage, Food & Tobacco	Senior Secured Second Lien Term Loans	10/1/2019	LIBOR + 9.500%, 1.250% Floor	2.00	3/28/2013

Research Now Group Inc.	Services: Business	Senior Secured Second Lien Term Loans	3/18/2022	LIBOR + 8.750%, 1.000% Floor	15.00	3/18/2015

Response Team Holdings, LLC	Construction & Building	Senior Secured First Lien Term Loans	3/28/2019	LIBOR + 8.500%, 2.000% Floor, 1.000% PIK	15.86	3/28/2014

Response Team Holdings, LLC	Construction & Building	Preferred Equity	3/28/2019	12.000% PIK	3.44	3/28/2014

Response Team Holdings, LLC	Construction & Building	Warrants	—	—	—	3/28/2014

School Specialty, Inc.	Wholesale	Senior Secured First Lien Term Loans	6/11/2019	LIBOR + 8.500%, 1.000% Floor	10.09	5/29/2013

Ship Supply Acquisition Corporation	Services: Business	Senior Secured First Lien Term loans	7/31/2020	LIBOR + 8.000%, 1.000% Floor	24.69	7/31/2015

Sizzling Platter, LLC	Beverage, Food & Tobacco	Senior Secured First Lien Term Loans	4/28/2019	LIBOR + 7.500%, 1.000% Floor	15.00	4/28/2014

Software Paradigms International Group, LLC	High Tech Industries	Senior Secured First Lien Term loans	5/22/2020	LIBOR + 8.000%, 1.000% Floor	33.46	5/22/2015

Southwest Dealer Services, Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured First Lien Term Loans	3/16/2020	LIBOR + 6.000%, 1.000% Floor	2.68	3/16/2015

Survey Sampling International, LLC	Media: Advertising, Printing & Publishing	Senior Secured Second Lien Term loans	12/16/2021	LIBOR + 9.000%, 1.000% Floor	24.00	12/12/2014

Company	Sector	Security Type	Maturity	Interest Rate *	Principal Amount ($’MM)	Acquisition Date

Techniplas LLC	Automotive	Senior Secured First Lien Notes	5/1/2020	10.000%	6.00	4/24/2015

The Garretson Resolution Group, Inc.	Services: Business	Senior Secured First Lien Term loans	5/22/2021	LIBOR + 6.500%, 1.000% Floor	9.88	5/22/2015

Touchtunes Interactive Networks, Inc.	Media: Diversified & Production	Senior Secured Second Lien Term loans	5/29/2022	LIBOR + 8.250%, 1.000% Floor	7.50	5/28/2015

TravelCLICK, Inc.	Hotel, Gaming & Leisure	Senior Secured Second Lien Term Loans	11/6/2021	LIBOR + 7.750%, 1.000% Floor	6.00	5/8/2014

True Religion Apparel, Inc.	Consumer goods: Non- durable	Senior Secured Second Lien Term Loans	1/30/2020	LIBOR + 10.000%, 1.000% Floor	4.00	7/29/2013

TwentyEighty, Inc.	Services: Business	Senior Secured First Lien Term loans	9/30/2019	LIBOR + 5.750%, 1.000% Floor	24.06	8/8/2014

U.S. Auto Sales Inc.	Banking, Finance, Insurance & Real Estate	Senior Secured Second Lien Term loans	6/8/2020	LIBOR + 10.500%, 1.000% Floor	5.50	6/8/2015

U.S. Well Services, LLC	Energy: Oil & Gas	Warrants	2/21/2019	—	—	8/16/2012

Valence Surface Technologies, Inc.	Chemicals, Plastics & Rubber	Senior Secured First Lien Term loans	6/13/2019	LIBOR + 5.500%, 1.000% Floor	4.68	6/12/2014

Velocity Pooling Vehicle, LLC	Automotive	Senior Secured Second Lien Term Loans	5/14/2022	LIBOR + 7.250%, 1.000% Floor	20.63	6/3/2014

Vestcom International Inc.	Services: Business	Senior Secured Second Lien Term loans	9/30/2022	LIBOR + 7.750%, 1.000% Floor	5.00	9/30/2014

Watermill-QMC Midco, Inc.	Automotive	Senior Secured First Lien Term loans	6/30/2020	12.000%, 1.000% PIK	26.66	6/30/2015

Watermill-QMC Midco, Inc.	Automotive	Equity	—	—	—	6/30/2015

YP LLC	Services: Business	Senior Secured First Lien Term loans	6/4/2018	LIBOR + 6.750%, 1.250% Floor	3.13	2/13/2014

Z Gallerie LLC	Consumer goods: Durable	Senior Secured First Lien Term loans	10/8/2020	LIBOR + 6.500%, 1.000% Floor	4.73	10/8/2014

Total non-controlled/non- affiliated investments					$918.65

Sierra Senior Loan Strategy JV I LLC	Multi-Sector Holdings	Equity/Other	—	—	34.27	7/15/2015

Total controlled/affiliated investments					$34.27

Federated Prime Obligations Fund	—	Money market fund	—	0.010%	36.27	—

Total money market fund					$36.27

*	Reflects the current interest rate as of January 11, 2016

Quarterly Report on Form 10-Q for the Fiscal Quarter Ended September 30, 2015

On November 13, 2015, the Company filed Supplement No. 3 to the Prospectus, which included the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2015 (“Form 10-Q”). As a supplement to Note 14 to the Company’s financial statements in the Form 10-Q, we are providing a breakout of the as-reported unrealized appreciation/(depreciation) on investments and total return swap loss of $0.42 per share for the nine months ended September 30, 2015. The reported loss of $0.42 per share includes losses of $0.51 per share netted against a positive $0.09 per share related to issuance of common stock at a price above net asset value per share at the time of issuance. Prior to 2015, these components had been reported as a separate line item.

Seventh Amendment to the Expense Support and Reimbursement Agreement

On January 15, 2016, the Company’s Board of Directors (the “Board”) approved the Seventh Amendment to the Expense Support and Reimbursement Agreement between Sierra Income Corporation and SIC Advisors, LLC (the “Seventh Amendment”). Pursuant to the Seventh Amendment, the period during which SIC Advisors, LLC will reimburse the Company for operating expenses under the Expense Support and Reimbursement Agreement has been extended from December 31, 2015 to March 31, 2016.

As a result of the above change, the following sections of the Prospectus are amended as follows:

•

The ninth sentence in the second paragraph on page 15 under the section entitled, “Prospectus Summary — Distribution Policy,” the tenth sentence in the first paragraph on page 130 under the section entitled, “Distributions,” and the twelfth sentence in the first paragraph on page 148, which begins on page 147, under the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Distributions,” are hereby deleted in their entirety and replaced with the following sentence: “The Adviser has no obligation to make expense support payments pursuant to the Expense Support Agreement after March 31, 2016, unless the Expense Support Agreement is extended.”

•

The last sentence in the third paragraph on page 125 under the heading, “Certain Relationships and Related Party Transactions — Expense Support Agreement,” is hereby deleted in its entirety and replaced with the following sentence: “The terms of the Expense Support Agreement commenced as of the date that our prior registration statement was declared effective by the SEC and will continue until March 31, 2016, unless extended.”

•

The last sentence in the third paragraph on page 130 and the sixth sentence in the last paragraph on page 131 under the heading, “Distributions,” are hereby deleted in their entirety and replaced with the following sentence: “Since that time, the board of directors has approved amendments to the Expense Support Agreement extending its term, most recently, through March 31, 2016.”

•

The last sentence in the third paragraph on page 142 under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Expense Support and Reimbursement Agreement” is hereby deleted in its entirety and replaced with the following sentence: “Subsequently, the Company’s board of directors approved amendments to the Expense Support Agreement that extended the term from December 31, 2012 to March 31, 2016.”

Distributions

On January 15, 2016, the Board declared a series of semi-monthly distributions for January, February and March 2016 in the amount of $0.03333 per share. These distributions represent an annualized yield of 8.65%

based on the Company’s current offering price of $9.25 per share. Stockholders of record as of each respective record date will be entitled to receive the distribution. Below are the details for each respective distribution:

Amount Per Share	Record Date	Payment Date
$0.03333	January 15, 2016	January 29, 2016
$0.03333	January 29, 2016	January 29, 2016
$0.03333	February 12, 2016	February 29, 2016
$0.03333	February 29, 2016	February 29, 2016
$0.03333	March 15, 2016	March 31, 2016
$0.03333	March 31, 2016	March 31, 2016